Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended							2 Months Ended							3 Months Ended							4 Months Ended							5 Months Ended						6 Months Ended				7 Months Ended				8 Months Ended				9 Months Ended				10 Months Ended			11 Months Ended			12 Months Ended				13 Months Ended			14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended
	Oct. 31, 2025	Oct. 27, 2025	Oct. 13, 2025	Sep. 30, 2025	Jun. 03, 2025	Feb. 12, 2025	Oct. 31, 2024	Oct. 28, 2024	Nov. 13, 2023	Nov. 30, 2025	Oct. 31, 2025	Oct. 31, 2025	Jun. 30, 2025	Feb. 28, 2025	Nov. 30, 2024	Nov. 30, 2023	Dec. 31, 2025	Nov. 30, 2025	Nov. 30, 2025	Jul. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Aug. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024	Feb. 28, 2026	Jan. 31, 2026	Jan. 31, 2026	Sep. 30, 2025	May 31, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2026	Feb. 28, 2026	Oct. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Nov. 30, 2025	Jul. 31, 2025	Apr. 30, 2025	Apr. 30, 2024	Dec. 31, 2025	Aug. 31, 2025	May 31, 2025	May 31, 2024	Jan. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Feb. 28, 2026	Oct. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Nov. 30, 2025	Aug. 31, 2025	Aug. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Feb. 28, 2026	Jan. 31, 2026	Oct. 31, 2025	Oct. 31, 2024	Feb. 28, 2026	Nov. 30, 2025	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026	Jan. 31, 2025	Feb. 28, 2026	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026
C000263323
Account Value [Line Items]
Accumulated Value	$ 9,998	$ 10,000								$ 10,037							$ 10,077							$ 10,114							$ 10,149
C000254839
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		GMO Beyond China ETF at NAV
Accumulated Value						$ 10,000								$ 9,684							$ 9,650							$ 9,918							$ 10,446						$ 10,903				$ 11,171				$ 11,342				$ 11,629				$ 12,391			$ 12,317			$ 12,682				$ 13,546			$ 14,796
C000263320
Account Value [Line Items]
Accumulated Value				$ 10,000								$ 10,155							$ 10,188							$ 10,247							$ 11,078						$ 11,937
C000263321
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		GMO Dynamic Allocation ETF at NAV
Accumulated Value			$ 10,000								$ 10,140							$ 10,272							$ 10,408							$ 10,733						$ 11,085
C000254840
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		GMO International Quality ETF at NAV
Accumulated Value							$ 9,706	$ 10,000							$ 9,440							$ 9,158							$ 9,690							$ 9,738						$ 9,413				$ 9,818				$ 10,207				$ 10,282				$ 9,799			$ 10,115			$ 10,288				$ 10,393			$ 10,431		$ 10,705		$ 10,914		$ 11,299
C000254841
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		GMO International Value ETF at NAV
Accumulated Value							9,852	10,000							9,732							9,532							9,930							10,434						10,674				10,902				11,455				11,709				11,754			12,461			12,673				12,782			13,273		13,873		14,700		15,737
C000254842
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		GMO Systematic Investment Grade Credit ETF at NAV
Accumulated Value					$ 10,000								$ 10,209							$ 10,227							$ 10,333							$ 10,490						$ 10,524				$ 10,596				$ 10,554				$ 10,602				$ 10,716
C000246461
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		GMO U.S. Quality ETF at NAV
Accumulated Value									$ 10,000							$ 10,322							$ 10,665							$ 10,997							$ 11,632						$ 11,921				$ 11,523				$ 11,882				$ 12,462				$ 12,513			$ 12,879			$ 13,117				$ 12,701			$ 13,247		$ 12,917		$ 13,545		$ 13,367	$ 12,634	$ 12,477	$ 13,106	$ 13,853	$ 13,822	$ 14,140	$ 14,691	$ 15,147	$ 15,578	$ 15,645	$ 15,965	$ 15,771
C000254843
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		GMO U.S. Value ETF at NAV
Accumulated Value							9,815	10,000							10,427							9,801							10,236							10,189						9,887				9,483				9,700				10,178				10,171			10,751			10,764				10,667			11,058		11,254		11,699		11,982
GMO Index: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Accumulated Value	9,934	10,000								9,996							9,981							9,992							10,155
GMO Index: MSCI Emerging Markets ex-China Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		MSCI Emerging Markets ex-China Index
Accumulated Value						$ 10,000								$ 9,696							$ 9,700							$ 10,075							$ 10,569						$ 11,304				$ 11,396				$ 11,370				$ 12,054				$ 12,995			$ 12,690			$ 13,286				$ 14,673			$ 16,078
GMO Index: S&P 500 Index
Account Value [Line Items]
Accumulated Value				10,000								10,234							10,259							10,266							10,414						10,335
GMO Index: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		Bloomberg U.S. Aggregate Index
Accumulated Value			10,000								10,005							10,067							10,052							10,063						10,228
GMO Index: MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		MSCI World ex USA Index
Accumulated Value							9,844	10,000							9,868							9,603							10,081							10,258						10,199				10,663				11,165				11,427				11,289			11,786			12,037				12,166			12,293		12,662		13,260		13,897
GMO Index: MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		MSCI World ex USA Index
Accumulated Value							9,844	10,000							9,868							9,603							10,081							10,258						10,199				10,663				11,165				11,427				11,289			11,786			12,037				12,166			12,293		12,662		13,260		13,897
GMO Index: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		Bloomberg U.S. Aggregate Index
Accumulated Value					10,000								10,183							10,156							10,277							10,389						10,454				10,519				10,504				10,515				10,687
GMO Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		S&P 500 Index
Accumulated Value									$ 10,000							$ 10,368							$ 10,839							$ 11,021							$ 11,610						$ 11,983				$ 11,494				$ 12,064				$ 12,497				$ 12,649			$ 12,956			$ 13,232				$ 13,112			$ 13,882		$ 13,551		$ 13,928		$ 13,747	$ 12,972	$ 12,884	$ 13,695	$ 14,392	$ 14,715	$ 15,013	$ 15,561	$ 15,925	$ 15,964	$ 15,974	$ 16,206	$ 16,082
GMO Index: MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		MSCI USA Index
Accumulated Value							9,870	10,000							10,407							9,683							10,116							10,213						9,965				9,612				9,867				10,307				10,359			10,646			10,839				10,738			10,928		11,011		11,505		11,712
GMO Index: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value	$ 10,006	$ 10,000								$ 10,039							$ 10,073							$ 10,105							$ 10,134
GMO Index: MSCI USA Mid Cap (Gross) Index
Account Value [Line Items]
Accumulated Value				$ 10,000								$ 9,969							$ 10,030							$ 10,022							$ 10,235						$ 10,510
GMO Index: GMO Dynamic Allocation Index 60% MSCI ACWI / 40% Bloomberg U.S. Aggregate Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		GMO Dynamic Allocation Index (60% MSCI ACWI / 40% Bloomberg U.S. Aggregate Blend Index)
Accumulated Value			10,000								10,157							10,181							10,239							10,426						10,574
GMO Index: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		MSCI ACWI
Accumulated Value			$ 10,000								$ 10,259							$ 10,258							$ 10,365							$ 10,672						$ 10,810
GMO Index: MSCI World ex USA Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		MSCI World ex USA Value Index
Accumulated Value							9,874	10,000							9,872							9,660							10,117							10,453						10,654				11,092				11,552				11,776				11,816			12,491			12,704				12,787			13,179		13,740		14,474		15,318
GMO Index: S&P/IFCI Composite
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		Bloomberg U.S. Corporate Index
Accumulated Value					$ 10,000								$ 10,203							$ 10,210							$ 10,313							$ 10,468						$ 10,508				$ 10,577				$ 10,556				$ 10,575				$ 10,711
GMO Index: MSCI USA Value (Gross) Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																		MSCI USA Value (Gross) Index
Accumulated Value							$ 9,803	$ 10,000							$ 10,416							$ 10,151							$ 10,460							$ 10,296						$ 9,693				$ 9,644				$ 10,266				$ 10,794				$ 11,041			$ 11,258			$ 11,671				$ 11,948			$ 11,952		$ 11,953		$ 12,108		$ 12,001